Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Summary of Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. Restricted cash at December 31, 2019 and 2018 consisted of the following:

	2019	2018
Trust accounts	$12,822	$10,139
Other restricted cash accounts	84,531	77,491
Total restricted cash	$97,353	$87,630